UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

With a copy to:
Mark Perlow
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

Registrant's telephone number, including area code: 800-683-8529

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of December 31, 2018
	Shares	Value (Note 1)

COMMON STOCKS - 2.36%

Industrials - 1.30%
* Trex Co., Inc.	3,176	$188,527
		188,527
Materials - 1.06%
* Livent Corp.	11,179	153,935
		153,935

Total Common Stocks (Cost $325,929)		342,462

EXCHANGE-TRADED PRODUCTS - 39.29%

Event Driven - 11.33%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	29,420	849,650
* IQ Merger Arbitrage ETF	25,107	796,143
		1,645,793
Global Macro - 15.45%
First Trust Senior Loan ETF	12,109	551,202
Reality Shares DIVS ETF	42,656	1,071,945
VanEck Vectors Investment Grade Floating Rate ETF	25,165	621,339
		2,244,486
Long/Short Equity - 5.47%
WisdomTree Dynamic Long/Short U.S. Equity Fund	27,412	794,175
		794,175
Options Strategy - 3.99%
Global X S&P 500 Covered Call ETF	7,316	324,245
Invesco S&P 500 BuyWrite ETF	12,951	255,782
		580,027
Unconstrained Bond - 3.05%
iShares TIPS Bond ETF	1,697	185,839
Schwab US TIPS ETF	4,845	257,996
		443,835

Total Exchange-Traded Products (Cost $5,904,671)		5,708,316

OPEN-END FUNDS - 52.85%

Event Driven - 3.41%
Gabelli Enterprise Mergers and Acquisitions Fund	21,957	317,495
The Merger Fund	10,931	178,174
		495,669
Global Macro - 18.85%
FPA New Income, Inc.	6,346	62,634
Goldman Sachs Absolute Return Tracker Fund	61,641	560,930
Guggenheim Macro Opportunities Fund	16,839	437,812
Litman Gregory Masters Alternative Strategies Fund	90,753	1,006,447
Oppenheimer Fundamental Alternatives Fund	20,295	537,222
PIMCO Dynamic Bond Fund	12,427	132,474
		2,737,519
		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018
	Shares	Value (Note 1)

OPEN-END FUNDS - CONTINUED

Long/Short Equity - 6.21%
Boston Partners Global Long/Short Fund	31,292	$329,503
Hancock Horizon Quantitative Long/Short Fund	34,058	573,201
		902,704
Managed Futures - 11.33%
* 361 Managed Futures Fund	52,615	601,393
Equinox Chesapeake Strategy Fund	26,097	287,592
* Equinox MutualHedge Futures Strategy Fund	24,661	200,493
Goldman Sachs Managed Futures Strategy Fund	54,119	556,348
		1,645,826
Options Strategy - 9.03%
AllianzGI Structured Return Fund	24,704	381,925
Gateway Fund	13,806	436,691
Glenmede Secured Options Portfolio	44,068	493,115
		1,311,731
Unconstrained Bond - 4.02%
Barings Active Short Duration Bond Fund	20,309	199,498
BlackRock Strategic Income Opportunities Portfolio	40,083	384,795
		584,293

Total Open-End Funds (Cost $7,950,016)		7,677,742

LIMITED PARTNERSHIP - 3.05%
Enviva Partners LP	15,969	443,140

Total Limited Partnership (Cost $397,012)		443,140

SHORT-TERM INVESTMENT - 2.45%
§ Fidelity Investments Money Market Treasury
Portfolio - Institutional Class, 2.24%	356,221	356,221

Total Short-Term Investment (Cost $356,221)		356,221

Total Value of Investments (Cost $14,933,849) (a) - 100.00%		$14,527,881

Liabilities in Excess of Other Assets - (0.00)%		(697)

Net Assets - 100%		$14,527,184

* Non-income producing investment

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Common Stocks:
Industrials	1.30%	$ 188,527
Materials	1.06%	153,935
Exchange-Traded Products:
Event Driven	11.33%	1,645,793
Global Macro	15.45%	2,244,486
Long/Short Equity	5.47%	794,175
Options Strategy	3.99%	580,027
Unconstrained Bond	3.05%	443,835
Open-End Funds:
Event Driven	3.41%	495,669
Global Macro	18.85%	2,737,519
Long/Short Equity	6.21%	902,704
Managed Futures	11.33%	1,645,826
Options Strategy	9.03%	1,311,731
Unconstrained Bond	4.02%	584,293
Limited Partnership	3.05%	443,140
Short-Term Investment	2.45%	356,221
Liabilities in Excess of Other Assets	0.00%	(697)
Total Net Assets	100.00%	$14,527,184

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$111,258
Aggregate gross unrealized depreciation			(517,226)

Net unrealized depreciation			$(405,968)

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$342,462	$342,462	$-	$-
Exchange-Traded Products	5,708,316	5,708,316	-	-
Open-End Funds	7,677,742	7,677,742	-	-
Limited Partnership	443,140	443,140	-	-
Short-Term Investment	356,221	356,221	-	-
Total	$14,527,881	$14,527,881	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASPIRATION FUNDS

/s/ Andrei Cherny
Date: February 26, 2019	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
Date: February 26, 2019	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
Date: February 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer